Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2008
Office Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method [Line Items]
Cost of asset	$ 25
Tanks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method [Line Items]
Cost of asset	50	$ 50	$ 50
Other Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method [Line Items]
Cost of asset	5
Right of use asset - Land [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method [Line Items]
Cost of asset	60		60
Bottom of range [member] | Installations [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method [Line Items]
Cost of asset	20	20	20
Top of range [member] | Installations [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets using the straight line method [Line Items]
Cost of asset	$ 25	$ 25	$ 25